Payables to Securities Brokers	12 Months Ended
Dec. 31, 2014
Brokers and Dealers [Abstract]
Payables to Securities Brokers

12. PAYABLES TO SECURITIES BROKERS

As of December 31, 2013 and 2014, the payables to securities brokers were bearing interest at 8% to 11.25% per annum, repayable on demand, and secured by trading and available-for-sale securities (note 13).